Stock Options (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reconciliation of income taxes [Member]
Range of exercise prices		$ 0.16
Options Exercisable, Number of shares (in Shares)		225,000
Options Outstanding, Number of shares (in Shares)		225,000
Options Outstanding, Weighted average remaining contractual life		1 year 7 months 6 days
Options Outstanding, Weighted average exercise price		$ 0.16
Options Exercisable, Weighted average exercise price		0.16
Subsequent Event [Member] | Series B Super Voting Right Preferred Stock [Member]
Range of exercise prices		$ 0.13
Options Exercisable, Number of shares (in Shares)		1,425,000
Options Outstanding, Number of shares (in Shares)		1,425,000
Options Outstanding, Weighted average remaining contractual life		2 years 10 months 24 days
Options Outstanding, Weighted average exercise price		$ 0.13
Options Exercisable, Weighted average exercise price		0.13
Subsequent Event [Member] | During, 2020 [Member] | Preferred Stock [Member]
Range of exercise prices		$ 0.08
Options Exercisable, Number of shares (in Shares)		250,000
Options Outstanding, Number of shares (in Shares)		250,000
Options Outstanding, Weighted average remaining contractual life		3 years 3 months 18 days
Options Outstanding, Weighted average exercise price		$ 0.08
Options Exercisable, Weighted average exercise price		$ 0.08
Stock Options [Member]
Options Exercisable, Number of shares (in Shares)	5,315,000	4,940,000
Options Outstanding, Number of shares (in Shares)	5,690,000	5,690,000
Options Outstanding, Weighted average remaining contractual life	2 years 4 months 24 days	2 years 4 months 24 days
Options Outstanding, Weighted average exercise price	$ 0.13	$ 0.13
Options Exercisable, Weighted average exercise price	0.14
Options Exercisable, Weighted average exercise price		0.14
Options 06 [Member]
Range of exercise prices	$ 0.25
Options Exercisable, Number of shares (in Shares)	20,000
Options Outstanding, Number of shares (in Shares)	20,000
Options Outstanding, Weighted average remaining contractual life	5 months 30 days
Options Outstanding, Weighted average exercise price	$ 0.25
Options Exercisable, Weighted average exercise price	0.25
Options 004 [Member]
Range of exercise prices		$ 0.04
Options Exercisable, Number of shares (in Shares)		750,000
Options Outstanding, Number of shares (in Shares)		1,500,000
Options Outstanding, Weighted average remaining contractual life		4 years 10 months 24 days
Options Outstanding, Weighted average exercise price		$ 0.04
Options Exercisable, Weighted average exercise price		0.04
Options 001 [Member]
Range of exercise prices	$ 0.04
Options Exercisable, Number of shares (in Shares)	1,125,000
Options Outstanding, Number of shares (in Shares)	1,500,000
Options Outstanding, Weighted average remaining contractual life	4 years 1 month 6 days
Options Outstanding, Weighted average exercise price	$ 0.04
Options Exercisable, Weighted average exercise price	0.04
Options 002 [Member]
Range of exercise prices	$ 0.08
Options Exercisable, Number of shares (in Shares)	250,000
Options Outstanding, Number of shares (in Shares)	250,000
Options Outstanding, Weighted average remaining contractual life	2 years 5 months 30 days
Options Outstanding, Weighted average exercise price	$ 0.08
Options Exercisable, Weighted average exercise price	0.08
Options 03 [Member]
Range of exercise prices	$ 0.13
Options Exercisable, Number of shares (in Shares)	1,425,000
Options Outstanding, Number of shares (in Shares)	1,425,000
Options Outstanding, Weighted average remaining contractual life	2 years 1 month 6 days
Options Outstanding, Weighted average exercise price	$ 0.13
Options Exercisable, Weighted average exercise price	0.13
Options 04 [Member]
Range of exercise prices	$ 0.16
Options Exercisable, Number of shares (in Shares)	225,000
Options Outstanding, Number of shares (in Shares)	225,000
Options Outstanding, Weighted average remaining contractual life	10 months 24 days
Options Outstanding, Weighted average exercise price	$ 0.16
Options Exercisable, Weighted average exercise price	0.16
Options 05 [Member]
Range of exercise prices	$ 0.19
Options Exercisable, Number of shares (in Shares)	2,270,000
Options Outstanding, Number of shares (in Shares)	2,270,000
Options Outstanding, Weighted average remaining contractual life	5 months 30 days
Options Outstanding, Weighted average exercise price	$ 0.19
Options Exercisable, Weighted average exercise price	$ 0.19
Options 019 [Member]
Range of exercise prices		$ 0.19
Options Exercisable, Number of shares (in Shares)		2,270,000
Options Outstanding, Number of shares (in Shares)		2,270,000
Options Outstanding, Weighted average remaining contractual life		1 year 2 months 12 days
Options Outstanding, Weighted average exercise price		$ 0.19
Options Exercisable, Weighted average exercise price		0.19
Options Cdn025 [Member]
Range of exercise prices		$ 0.25
Options Exercisable, Number of shares (in Shares)		20,000
Options Outstanding, Number of shares (in Shares)		20,000
Options Outstanding, Weighted average remaining contractual life		1 year 2 months 12 days
Options Outstanding, Weighted average exercise price		$ 0.25
Options Exercisable, Weighted average exercise price		$ 0.25